Revenues	6 Months Ended
Jun. 30, 2026
Revenues [Abstract]
Revenues

Note 11. Revenues

Disaggregation of Revenues

The following table provides information about disaggregated revenue by geographical areas

	Six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Americas*	$135,256	$117,777
EMEA	90,125	75,882
APAC	34,058	27,166
Total	$259,439	$220,825

*	Primarily from the United States

Contract Balances

Receivables are recorded when the right to consideration becomes unconditional. Unbilled receivables represent the Company's unconditional right to consideration not yet invoiced while billed receivables include invoiced amounts.

Contract liabilities consist of deferred revenue. Revenue is deferred when the Company invoices in advance of performance under a contract. The current portion of the deferred revenue balance is recognized as revenue during the 12-month period after the balance sheet date. The non-current portion of the deferred revenue balance is recognized as revenue following the 12-month period after the balance sheet date. Of the $327,109 and $262,217 of deferred revenue as of December 31, 2025 and 2024, respectively, the Company recognized $178,334 and $140,962 as revenue during the six months ended June 30, 2026 and 2025, respectively.

The change in contract balances is consistent with the increase in the overall operation of the Company.

Remaining Performance Obligations

The Company’s remaining performance obligations are comprised of product and services revenue not yet delivered. As of June 30, 2026 and December 31, 2025, the aggregate amount of the transaction price allocated to remaining performance obligations was $370,434 and $405,678 respectively, which consists of both billed consideration in the amount of $313,290 and $327,109, respectively, and unbilled consideration in the amount of $57,144 and $78,568 respectively, that the Company expects to recognize as revenue. As of June 30, 2026, the Company expects to recognize the majority of its remaining performance obligations as revenue in the next 12 months.